UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4963

THE BERWYN FUNDS
1189 LANCASTER AVENUE, BERWYN, PA 19312
KEVIN M. RYAN, 1189 LANCASTER AVENUE, BERWYN, PA 19312

Registrant's telephone number, including area code: (610) 296-7222

Date of fiscal year end: 12/31/04

Date of reporting period: 06/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders
            A copy of the Semi-Annual Report sent to shareholders is enclosed.

Item 2. Code of Ethics
            N/A

Item 3. Audit Committee Financial Expert
            N/A

Item 4. Principal Accountant Fees and Services
            N/A

Item 5. Audit Committee of Listed Registrants
            N/A

Item 6. Schedule of Investments
            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
            N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
            N/A

Item 9. Submission of Matters to a Vote of Security Holders
            N/A

Item 10. Controls and Procedures
              (a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures and concluded they are effective.
              (b) There has been no change in the Registrant's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected or is reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits
             (a) (2) Enclosed are certifications of the principal executive officer and principal financial officer

THE BERWYN FUNDS

BERWYN FUND SERIES

BERWYN INCOME FUND SERIES

BERWYN CORNERSTONE FUND SERIES

2004

SEMI-ANNUAL REPORT

Shareholders Services                                                         no load
c/o PFPC Inc.                                                              mutual funds
P.O. Box 9815
Providence, RI 02940-9840                                    (800) 992-6757

THE BERWYN FUNDS

2004 SEMI-ANNUAL REPORT

THE BERWYN FUNDS

2004 Semi-Annual Report
The Berwyn Funds
Letter from the President

July 23, 2004

Dear Shareholder:

The first half of 2004 was a difficult period for investors as the major stock indices made little progress and rising interest rates presented a serious headwind for fixed income investors. However, The Berwyn Funds did well during this period due to a cautious investment posture that has become increasingly defensive in recent months.

During the first six months of the year, Berwyn Fund (BF) rose 8.39 percent on a total return basis, as the improving economy helped to generate earnings increases for most of its holdings. Berwyn Cornerstone Fund (BCF), which holds a portfolio of larger companies than BF, rose 4.32 percent. BCF is proving to be a less volatile fund than BF and is giving its shareholders exposure to a relatively attractively priced market sector at this time. Finally, Berwyn Income Fund (BIF) posted a modest total return of 0.74 percent in a very difficult environment for bonds and other high yielding investments. Nevertheless, in conformance with its primary purpose, BIF generated and paid out $0.28 per share in dividends to its shareholders.

Due to the improving economy, corporate earnings have exhibited strong year over year comparisons. Coupled with the sideways movement of the major indices this year, the result has been a dramatic drop in the price-to-earnings ratio of most stocks. We believe this to be a very positive long-term development for investors. In the very near term, however, it is probable, in our opinion, that the stock market could experience a period of weakness as the gains over the past 15 months are digested. Both BF and BCF hold significant cash positions, which would be reinvested should the anticipated market weakness materialize.

In response to a number of unfortunate and very disappointing mutual fund scandals which have come to light in the past two years, the Securities and Exchange Commission is issuing additional rules and regulations which have made all of us at The Berwyn Funds ever more mindful of our roles as stewards of your money. We continue to manage our operations with responsibility and a commitment to excellence.

In the interest of full disclosure, we are always available to provide our shareholders with information and as much insight as possible with regard to the operations and methodologies we employ in the investment management of The Berwyn Funds. It is important for you to know that there are five professionals immersed in the day-to-day research and trading operations of The Berwyn Funds. Others are involved in supporting roles. The five of us, George Cipolloni, Lee Grout, Ed Killen, Ray Munsch and myself, comprise The Killen Group's Investment Committee. We meet as a group at least weekly, and collectively formulate and determine our broad investment strategy with respect to stocks and fixed income investments. Combined, we have a total of more than 100 years experience in the investment industry.

On a daily basis, Lee Grout and I spend the majority of our time managing the Berwyn and Berwyn Cornerstone Funds, while Ed Killen, supported by George Cipolloni, spend the majority of their time managing the Berwyn Income Fund. Ray Munsch, President of The Killen Group, adviser to The Berwyn Funds, provides valuable insight to both the equity and fixed income sides of the business. I believe that our team has the wherewithal to provide our shareholders with superior results for the foreseeable future. Thank you for your continued confidence in The Berwyn Funds.

Sincerely,

/s/ Robert E. Killen

Robert E. Killen
President

THE BERWYN FUNDS

2004 Semi-Annual Report
BERWYN FUND
a series of The Berwyn Funds

July 23, 2004

Dear Berwyn Fund Shareholder:

Berwyn Fund (BF) performed well during the second quarter of 2004, registering a total return of 3.71 percent, which compared favorably with the benchmark Russell 2000's performance of 0.47 percent. BF also outperformed the broadly based, larger capitalization Standard and Poor's (S&P) 500 Index, which rose 1.72 percent. For the first half of 2004, BF gained 8.39 percent on a total return basis, which also compared favorably with performances of plus 6.76 percent and 3.44 percent for the Russell 2000 and S&P 500, respectively.

The equity markets traded in a narrow range during the first half of this year. In general, smaller cap stocks continued to outperform larger cap stocks, as they have for the past four years. The stock prices of companies engaged in energy, basic industry, basic materials and health care were amongst the best performers in BF's portfolio, while those involved in consumer discretionary and consumer staple products, as well as financial services, underperformed.

Despite the low volatility of the equity markets, BF produced a number of outstanding performers during the six-month period. The Fund's best performers and their percentage gains were: Dixie Group (+54.7%), Berry Petroleum (+46.5%), Drew Industries (+46.4%) and Callon Petroleum (+37.5%). The worst performer in the Fund during this period was Quidel (-45.3%), a manufacturer of medical diagnostics kits for retail sale. No other unusually large stock price drops were experienced.

As one would expect, a significant amount of our time is spent in the pursuit of new investments, and the recent past was consistent with that practice. Although we have uncovered a number of situations that we believe to have exciting long-term potential, we did not add any new stocks to BF's portfolio during the second quarter. It is our conclusion that the overall market is fairly priced, but individual stocks or industries may be over priced. Consequently, we have remained patient and disciplined in our ongoing quest for bargains. However, we did add to three existing positions in the Fund that were underweighted and deemed to be attractively priced. The market weakness witnessed during the first three weeks of July may be the onset of an additional market correction that we can use to our shareholders' advantage.

BF celebrated its twentieth year of operation during the second quarter. Since inception, $1.00 has grown to $8.41. That growth has been predicated on the execution of our value oriented investment process, which has proven to be a durable approach over the long-term. We continue to be positive about the Fund's future prospects. As compared to five years ago, the financial markets are behaving much more rationally and the economy has been growing at a deliberate, rather than a "breakneck", pace. We believe that BF contains companies with exciting potential and outstanding management teams, many of whom we have met personally. At this time our concerns are largely macroscopic in nature - interest rates, the War on Terror and energy prices.

As a consequence of our cautious outlook and inability to find new investments at compelling prices, BF held a sizable cash position throughout the first half of the year. At the end of the period the Fund had a cash position of 9.73 percent. Assets in the Fund grew from $51.8 million to $52.0 million during the half-year period.

Thank you for your continued confidence.

Very truly yours,

/s/ Robert E. Killen                                  /s/ Lee S. Grout

Robert E. Killen                                        Lee S. Grout
Co-Manager                                             Co-Manager

Long Term Fund Performance as of 6/30/04 (Average Annual Total Returns)

                               One Year        Five Years        Ten Years

Berwyn Fund           41.00%            13.21%             10.89%

Past performance is not a guarantee of future results. Returns for Berwyn Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The investment return and the principal value of an investment in BF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The fund's prospectus contains this and other information about the fund and should be read before investing. The fund's prospectus may be obtained by downloading it form the fund's web site or by calling 1-800-992-6757.

THE BERWYN FUNDS

2004 Semi-Annual Report
BERWYN INCOME FUND
a series of The Berwyn Funds

July 23, 2004

Dear Berwyn Income Fund Shareholder:

The total return to shareholders of Berwyn Income Fund (BIF) during the first half of 2004 was 0.74 percent. Net asset value per share decreased from $11.74 on December 31, 2003 to $11.55 on June 30, 2004. Quarterly dividends totaling $0.28 were distributed to shareholders from net investment income, compared with dividends of $0.29 paid in the first half of 2003.

The first half of the year proved to be a transitional period in which interest rates climbed higher as the Federal Reserve Board signaled a shift to a more restrictive monetary policy after an extended period of accommodation. We believe that BIF's managed portfolio of bonds, preferred stocks and dividend-paying common stocks met its objectives during this unsettled period and will continue to generate shareholder income and preserve capital going forward. BIF's sector breakdown at the end of the first half was 67% corporate bonds, 20% common stocks, 5% preferred stocks and 8% short-term investments.

The fixed income markets were exceedingly volatile during the first half of the year. Interest rates plummeted in the first quarter, abruptly turned, then surged upward in the second quarter to new yearly highs. This interest rate volatility reflected the underlying struggle between international deflationary forces and the efforts of the Federal Reserve Board to stimulate, and possibly re-inflate, the economy. By June, however, investors were confident that the economic recovery was on track and the Central Bank began voicing newfound concerns over the potential for inflation, hinting at a more restrictive monetary policy. On June 30th, the benchmark interest rate was raised one-quarter point, the first increase since May, 2000.

Our reference indices show that despite the volatility during the first half of the year, investment grade and high yield bonds closed without suffering significant losses. For the six months ending June 30, 2004, BIF's total return was 0.74 percent, ahead of the Citigroup Broad Investment Grade Bond Index (BIG) and the Citigroup High Yield Composite Index (HYC), which produced total returns of 0.18 percent and negative 0.04 percent, respectively. The Lipper Income Fund Index (LIFI) contains a sizeable equity component that contributed to its 1.02 percent total return for the same period.

For the quarter ending June 30, 2004, the total return for BIF was negative 2.42 percent, in line with investment grade bonds, which, as represented by BIG , declined 2.44 percent. However, BIF's quarterly total return fell short of our other reference indices: high yield bonds as represented by the Citigroup High Yield Composite Index (HYC) declined only 1.62 percent, and the Lipper Income Fund Index (LIFI) declined 0.92 percent for the quarter.

Over the past eighteen months, corporate bond valuations have moved much closer to those of Treasury bonds as the return of investor confidence has caused credit yield spreads to contract to more normal levels. Assuming the economy stays on track, corporate bonds, especially investment grade issues, will fluctuate more in line with Treasury bonds going forward. In spite of this greater interest rate sensitivity, we believe the real yields on corporate bonds are still attractive as long as inflation remains modest. Recent evidence suggests that the economy is expanding at a moderate pace, giving hope the expansion will be a lasting one and that interest rates will rise gradually.

As rising interest rates pose a serious obstacle for fixed income securities, steps were taken during the first half to help lower BIF's susceptibility. Shorter maturity bonds were substituted for longer maturity bonds, helping to reduce the overall duration of the bond portfolio. Areas particularly sensitive to rising rates, such as preferred stocks, have been reduced along with BIF's representation in real estate investment trusts, utilities and banks. We continue to diversify our dividend-paying stock holdings with companies that should benefit from a growing economy

In addition to the measures already mentioned, greater emphasis has been placed on lower quality bonds whose higher yields offer some degree of protection in a rising interest rate environment. With a blend of investment grade and high yield corporate bonds, we balance interest rate risk with credit risk. We seek value in bonds with lower credit ratings where the marketplace may be underestimating the fundamental progress of the bond issuer. Nash Finch Co., a recent addition, is restructuring by divesting itself of non-core businesses and adding market share in its core business of wholesale food distribution. The company's short-term bonds maturing in 2008 offer a yield greater that 7.50 percent to maturity. At the end of June, 36% of BIF's bond portfolio consisted of high yield bonds.

Thank you for your confidence in BIF.

Very truly yours,

/s/ Edward A. Killen

Edward A. Killen
Portfolio Manager

Long Term Fund Performance as of 6/30/04 (Average Annual Total Returns)

                                         One Year        Five Years        Ten Years

Berwyn Income Fund           7.11%             8.79%              8.92%

Past performance is not a guarantee of future results. Returns for Berwyn Income Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BIF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The investment return and the principal value of an investment in BIF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The fund's prospectus contains this and other information about the fund and should be read before investing. The fund's prospectus may be obtained by downloading it form the fund's web site or by calling 1-800-992-6757.

THE BERWYN FUNDS

2004 Semi-Annual Report
BERWYN CORNERSTONE FUND
a series of The Berwyn Funds

July 23, 2004

Dear Berwyn Cornerstone Fund Shareholder:

Berwyn Cornerstone Fund (BCF) performed well in the second quarter, registering a total return of 2.20%. BCF's gain compared favorably with the total returns of the S&P 400 Midcap and S&P 500 Indices, which were plus 0.97% and 1.72%, respectively. For the first six months of 2004, BCF rose 4.32% on a total return basis. For the same period, the S & P 400 Midcap Index gained 6.08% and the S&P 500 Index gained 3.44%.

The first half of 2004 marked a major change in the general trend of the stock market. Continuing the broad rally recorded in the second half of 2003, stock indices rose early in the year as investors saw further evidence of an economic rebound in the U.S. Fourth quarter profits were, for most companies, very good. However, beginning in the latter days of the first quarter, stocks seemingly lost their ability to push higher and subsequently remained in a tight trading range through the end of the second quarter.

In our opinion, there are two major reasons for this market shift to range-bound trading: prices that may be too high compared to future earnings growth and a shift in the outlook for interest rates. The prices of common stocks have risen over the past 12 to 18 months, often dramatically, reflecting the market's belief, which was later proven to be true, that the economy was strengthening and earnings would improve. Yet, price-to-earnings (P/E) ratios for the popular market indices have actually declined during the first half of the year as earnings have risen faster than stock prices. Based upon first quarter earnings announcements and some early second quarter earnings releases, most companies continue to report strong earnings. However, given the earnings expectations built into current stock prices, the market's response has been muted, in some cases even negative. This is the case despite the fact that valuations, as measured by earnings expectations, do not appear to be unreasonable. What may be giving the market pause is the possibility that earnings growth for this recovery could be peaking.

The second major factor contributing to the stock market's inability to move higher is that a shift in the interest rate outlook began to affect investor psychology midway through the first half. As economic growth continued higher than expected, the fear of deflation gave way to fear of inflation among bond market investors. Interest rates responded to this fear by rising late in the first quarter and continued upward through much of the second quarter, acting as a depressant to the stock market.

While BCF has benefited from the general move to higher prices as earnings expectations have expanded over the past year, well run "clean" companies, such as our holdings in General Dynamics (GD) and Best Buy (BBY), are closer to being fairly valued than undervalued. Accordingly, our search for new undervalued additions to the Fund has led to "turnaround" situations or outstanding companies operating in an unattractive industry.

CSX Corporation (CSX), a global freight transportation company, whose core operation is the CSX railroad, has recently brought in new management with a credible plan to reduce costs and improve the company's growth rate. The stock is trading at $31 per share, just half the all-time high reached in 1997. Selling at 14 times this year's earnings per share, 85 percent of revenue per share and 5 times cash flow per share, we believe that there is significant upside potential in this enterprise at today's market price. Ethan Allen (ETH), a manufacturer of home furniture, trades at an attractive valuation that doesn't fully reflect the quality of the enterprise, in our opinion. Although the home furniture industry is undergoing major changes, ETH is able to achieve a 16 percent return-on-equity but still sells at 14 times expected earnings for this year. At present, it is trading at $46, an all-time high, but, only marginally higher than its peak price of 1998. Recently, subsequent to our investment, ETH has increased its dividend and repurchased common shares.

We are satisfied with BCF's current portfolio, which still contains a sizable cash position, and we are using our value discipline to uncover solid long-term investments in the near to intermediate term. We look forward to discussing our results with you in the future.

Sincerely yours,

/s/ Lee S. Grout                                       /s/ Robert E. Killen

Lee S. Grout, CFA                                   Robert E. Killen
Co-Manager                                             Co-Manager

Long Term Performance as of 6/30/04 (Average Annual Total Returns)

                                                   One Year           From Inception (5/01/02)

Berwyn Cornerstone                     15.38%                        9.11%

Past performance is not a guarantee of future results. Returns for Berwyn Cornerstone Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BCF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The investment return and the principal value of an investment in BCF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The fund's prospectus contains this and other information about the fund and should be read before investing. The fund's prospectus may be obtained by downloading it form the fund's web site or by calling 1-800-992-6757.

THE BERWYN FUNDS - STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)

		BERWYN	BERWYN
	BERWYN	INCOME	CORNERSTONE
	FUND	FUND	FUND
Assets:
Investments in Unaffiliated Securities, at Market Value	$49,580,373	$158,336,635	$1,624,672
(Cost $32,228,210, $152,074,047 and $1,410,788 for Berwyn Fund,
Berwyn Income Fund and Berwyn Cornerstone Fund,
respectively)

Investments in Affiliated Securities, at Market Value	2,397,213	-	-
(Cost $333,445, $0 and $0 for Berwyn Fund,
Berwyn Income Fund and Berwyn Cornerstone Fund,
respectively)

Total Investments in Securities, at Market Value	51,977,586	158,336,635	1,624,672
(Cost $32,561,655, $152,074,047 and $1,410,788 for Berwyn Fund,
Berwyn Income Fund and Berwyn Cornerstone Fund,
respectively)

Receivables:
Dividends	45,366	148,559	900
Fund Shares Sold	36,701	240,357	-
Interest	10,296	1,890,775	183
Investment Securities Sold	198,597	94,344	-
Due From Advisor	-	-	4,456
Other Assets:
Prepaid Expenses	11,858	36,407	-	#
Total Assets	52,280,404	160,747,077	1,630,211

Liabilities:
Payables:
Investment Advisory Fee	40,145	63,734	-
Fund Shares Redeemed	199,880	435,853	-
Investment Securities Purchased	-	31,223	-
Accrued Expenses	12,200	16,500	4,700
Total Liabilities	252,225	547,310	4,700

Net Assets:	$52,028,179	$160,199,767	$1,625,511

Outstanding Shares of Beneficial Interest	1,937,253	13,875,716	134,604
No Par Value (Authorized 20,000,000 shares)
Net Asset Value and Offering Price Per Share	$26.86	$11.55	$12.08

Minimum Redemption Price Per Share	$26.59	$11.43	$11.96

On June 30, 2004 Net Assets consisted of the following:

Paid-in Capital	29,311,246	165,860,254	1,409,265
Undistributed Net Investment Income	-	163,472	-
Accumulated Net Realized Gain (Loss)	3,301,002	(12,086,547)	2,362
Net Unrealized Appreciation of Investment Securities	19,415,931	6,262,588	213,884
	$52,028,179	$160,199,767	$1,625,511

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - STATEMENTS OF OPERATIONS
(Unaudited)
		BERWYN	BERWYN
	BERWYN	INCOME	CORNERSTONE
	FUND	FUND	FUND
	SIX MONTHS	SIX MONTHS	SIX MONTHS
	ENDED	ENDED	ENDED
	6/30/04	6/30/04	6/30/04
Investment Income:
Dividends	$236,905	$1,062,744	$9,300
Interest	35,155	3,182,665	708

Total Investment Income	272,060	4,245,409	10,008

Expenses:
Investment Advisory Fee	259,124	379,891	7,240
Transfer Agent Fees	18,071	23,893	14,712
Custodian Fees	5,228	9,806	3,418
Professional Fees	19,079	19,745	9,257
Trustees' Fees	1,600	1,600	1,600
Registration Fees	7,183	10,602	9,015
Printing Costs	4,403	9,256	473
Office Expense	7,581	21,867	724
Insurance	3,421	6,886	538
Total Expenses Before Reimbursement by Advisor	325,690	483,546	46,977
Less Expenses Waived and/or Paid by Advisor	-	-	(33,003)

Net Expenses	325,690	483,546	13,974

Net Investment Income (Loss)	(53,630)	3,761,863	(3,966)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Sales of Unaffiliated	3,143,634	2,319,737	8,401
Investment Securities

Net Realized Gain from Sales of Affiliated	157,368	-	-
Investment Securities

Net Realized Gain from Sales of Investment Securities	3,301,002	2,319,737	8,401

Net Change in Net Unrealized Appreciation	759,667	(5,477,119)	59,073
on Investment Securities

Net Realized and Unrealized Gain (Loss) on Investments	4,060,669	(3,157,382)	67,474

Net Increase in Net Assets Resulting
from Operations:	$4,007,039	$604,481	$63,508

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - STATEMENTS OF OPERATIONS
(Unaudited)
		BERWYN	BERWYN
	BERWYN	INCOME	CORNERSTONE
	FUND	FUND	FUND
	SIX MONTHS	SIX MONTHS	SIX MONTHS
	ENDED	ENDED	ENDED
	6/30/04	6/30/04	6/30/04
Investment Income:
Dividends	$236,905	$1,062,744	$9,300
Interest	35,155	3,182,665	708

Total Investment Income	272,060	4,245,409	10,008

Expenses:
Investment Advisory Fee	259,124	379,891	7,240
Transfer Agent Fees	18,071	23,893	14,712
Custodian Fees	5,228	9,806	3,418
Professional Fees	19,079	19,745	9,257
Trustees' Fees	1,600	1,600	1,600
Registration Fees	7,183	10,602	9,015
Printing Costs	4,403	9,256	473
Office Expense	7,581	21,867	724
Insurance	3,421	6,886	538
Total Expenses Before Reimbursement by Advisor	325,690	483,546	46,977
Less Expenses Waived and/or Paid by Advisor	-	-	(33,003)

Net Expenses	325,690	483,546	13,974

Net Investment Income (Loss)	(53,630)	3,761,863	(3,966)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Sales of Unaffiliated	3,143,634	2,319,737	8,401
Investment Securities

Net Realized Gain from Sales of Affiliated	157,368	-	-
Investment Securities

Net Realized Gain from Sales of Investment Securities	3,301,002	2,319,737	8,401

Net Change in Net Unrealized Appreciation	759,667	(5,477,119)	59,073
on Investment Securities

Net Realized and Unrealized Gain (Loss) on Investments	4,060,669	(3,157,382)	67,474

Net Increase in Net Assets Resulting
from Operations:	$4,007,039	$604,481	$63,508

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)						(Unaudited)

	BERWYN		BERWYN		BERWYN
	FUND		INCOME FUND		CORNERSTONE FUND
	SIX MONTHS	YEAR	SIX MONTHS	YEAR	SIX MONTHS	YEAR
	ENDED	ENDED	ENDED	ENDED	ENDED	ENDED
	6/30/04	12/31/03	6/30/04	12/31/03	6/30/04	12/31/03
Net Increase (Decrease) in Net Assets Resulting from Operations:
Net Investment Income (Loss)	$(53,630)	$(48,222)	$3,761,863	$5,985,527	$(3,966)	$(5,008)
Net Realized Gain (Loss) from Sales of
Investment Securities	3,301,002	2,098,062	2,319,737	1,955,556	8,401	(4,695)
Change in Net Unrealized Appreciation (Depreciation)
on Investment Securities	759,667	13,456,791	(5,477,119)	8,928,075	59,073	144,022

Net Increase in Net Assets Resulting
from Operations	4,007,039	15,506,631	604,481	16,869,158	63,508	134,319

Distributions to Shareholders:
From Net Investment Income	-	-	(3,805,522)	(6,140,055)	-	-
From Realized Gain from Sales of Investments	-	(2,165,925)	-	-	-	-
Net Decrease in Net Assets Resulting from Distributions	-	(2,165,925)	(3,805,522)	(6,140,055)	-	-

Capital Share Transactions (1):
Net Proceeds from Sales of Shares	5,209,555	10,102,270	49,730,090	92,538,816	325,500	579,602
Cost of Shares Redeemed	(8,972,426)	(6,031,510)	(25,196,586)	(52,746,199)	(6,051)	(11,431)
Distributions Reinvested	-	2,093,442	3,482,720	5,717,315	-	-
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(3,762,871)	6,164,202	28,016,224	45,509,932	319,449	568,171

Total Increase in Net Assets	244,168	19,504,908	24,815,183	56,239,035	382,957	702,490

Net Assets:
Beginning of Period	51,784,011	32,279,103	135,384,584	79,145,549	1,242,554	540,064

End of Period (Includes Undistributed Net Investment Income of	$52,028,179	$51,784,011	$160,199,767	$135,384,584	$1,625,511	$1,242,554
$0, $0, $174,914, $207,131, $0 and $0, respectively)

(1) Capital Shares Issued and Redeemed:
Shares Sold	202,493	438,894	4,205,147	8,291,834	27,794	53,781
Shares Redeemed	(354,596)	(306,336)	(2,158,787)	(4,709,651)	(516)	(1,071)
Distributions Reinvested	-	83,504	297,319	507,975	-	-
Net Increase (Decrease) from Fund Share Transactions	(152,103)	216,062	2,343,679	4,090,158	27,278	52,710

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN FUND

SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

				BERWYN FUND
SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

				BERWYN INCOME FUND
SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN INCOME FUND

SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)
BERWYN FUND

SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN CORNERSTONE FUND

		SIX MONTHS		YEAR		05/01/02**
		ENDED		ENDED		THROUGH
		6/30/04		12/31/03		12/31/02

	Net Asset Value, Beginning of Period	$11.58		$9.89		$10.00

	Income (Loss) from Investment Operations:
	Net Investment Loss	(0.03)		(0.05)		(0.02)	#
	Net Realized and Unrealized Gains (Losses)
	on Securities	0.53		1.74		(0.09)	#

	Total Income (Loss) from Investment Operations	0.50		1.69		(0.11)

	Net Asset Value, End of Period	$12.08		$11.58		$9.89

	Total Return	4.32%		17.09%		(1.10%)

	Ratios/Supplemental Data:
	Net Assets, End of Period	$1,625,511		$1,242,554		$540,064

	Ratio of Total Expenses to Average Net Assets	6.61%	*	11.30%		39.09%	*

	Ratio of Net Expenses to Average Net Assets	1.97%	*+	1.89%	+	1.62%	*+

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(5.14%)	*	(10.07%)		(38.30%)	*

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.50%)	*+	(0.66%)	+	(0.83%)	*+

	Portfolio Turnover Rate	3%		27%		18%

* Annualized
** Inception
+ After payment of expenses by the Advisor and waiver of the investment advisory fee (as noted in the Statement of Operations).

# Per share data was calculated using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN CORNERSTONE FUND
		SIX MONTHS		YEAR		05/01/02**
		ENDED		ENDED		THROUGH
		6/30/04		12/31/03		12/31/02

	Net Asset Value, Beginning of Period	$11.58		$9.89		$10.00

	Income (Loss) from Investment Operations:
	Net Investment Loss	(0.03)		(0.05)		(0.02)	#
	Net Realized and Unrealized Gains (Losses)
	on Securities	0.53		1.74		(0.09)	#

	Total Income (Loss) from Investment Operations	0.50		1.69		(0.11)

	Net Asset Value, End of Period	$12.08		$11.58		$9.89

	Total Return	4.32%		17.09%		(1.10%)

	Ratios/Supplemental Data:
	Net Assets, End of Period	$1,625,511		$1,242,554		$540,064

	Ratio of Total Expenses to Average Net Assets	6.61%	*	11.30%		39.09%	*

	Ratio of Net Expenses to Average Net Assets	1.97%	*+	1.89%	+	1.62%	*+

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(5.14%)	*	(10.07%)		(38.30%)	*

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.50%)	*+	(0.66%)	+	(0.83%)	*+

	Portfolio Turnover Rate	3%		27%		18%

* Annualized
** Inception

+ After payment of expenses by the Advisor and waiver of the investment advisory fee (as noted in the Statement of Operations).

# Per share data was calculated using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN FUND

SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN INCOME FUND

SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS - 90.1%	Value*

	AEROSPACE / DEFENSE - 2.2%
53,141	Ducommun Inc. +	$1,136,155

	APPLICATIONS SOFTWARE - 2.2%
79,086	EPIQ Systems, Inc. +	1,143,583

	COMMERCIAL PRINTING - 6.0%
33,950	Courier Corp.	1,407,906
88,700	Ennis Business Forms, Inc.	1,729,650
		3,137,556
	COMPUTER & PERIPHERALS - 1.9%
66,649	Printronix, Inc. +	982,406

	CONSUMER PRODUCTS - 5.3%
44,000	Kenneth Cole Productions, Inc.	1,507,880
69,400	Russell Corp.	1,246,424
		2,754,304
	ELECTRONIC PRODUCTS - 2.3%
41,700	Barnes Group, Inc.	1,208,466

	FURNITURE MANUFACTURING - 1.8%
52,323	La-Z-Boy, Inc.	940,767

	HEALTH CARE - 5.9%
44,000	Lifepoint Hospitals, Inc. +	1,636,360
54,600	Rehabcare Group, Inc. +	1,453,998
		3,090,358
	INSURANCE - 6.7%
86,070	FPIC Insurance Group, Inc. +	2,137,979
56,970	Odyssey RE Holdings Corp.	1,367,280
		3,505,259
	MACHINERY MANUFACTURING - 3.6%
50,750	Hardinge, Inc.	597,835
36,744	Terex Corp. +	1,254,073
		1,851,908
	MANUFACTURED HOUSING - 4.6%
51,700	Drew Industries, Inc. +	2,104,190
30,000	Patrick Industries, Inc. +	300,000
		2,404,190
	MEDICAL PRODUCTS & SERVICES - 4.3%
190,426	Quidel Corp. +	1,121,609
38,500	Vital Signs, Inc.	1,103,410
		2,225,019

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	METALS & MINING - 5.1%
13,800	Impala Platinum Holdings Ltd. - SP ADR	$261,572
123,250	Westmoreland Coal Co. + **	2,397,213
		2,658,785
	OIL & GAS EXPLORATION & PRODUCTION - 9.9%
51,000	Berry Petroleum Co.	1,499,910
97,400	Callon Petroleum Co. +	1,388,924
78,100	Southwestern Energy Co. +	2,239,127
		5,127,961
	OIL & GAS SERVICES - 2.5%
60,814	Gulf Island Fabrication, Inc.	1,315,407

	OIL REFINING - 2.9%
71,444	Frontier Oil Corp.	1,513,898

	PRECISION INSTRUMENTS - 5.1%
41,870	Esterline Technology Corp. +	1,236,421
60,900	MTS Systems Corp.	1,428,105
		2,664,526
	REAL ESTATE INVESTMENT TRUSTS - 2.7%
150,100	Equity Inns, Inc.	1,394,429

	RESTAURANTS - 2.5%
36,800	IHOP Corp.	1,315,968

	RETAIL INDUSTRY - 3.1%
56,200	Blair Corp.	1,624,180

	SPECIALTY CHEMICALS - 2.7%
114,000	Hercules, Inc.	1,389,660

	TEXTILES - 0.7%
28,949	Dixie Group, Inc. +	341,888

	TRANSPORTATION - 3.4%
44,300	Yellow Corp. +	1,765,798

	UTILITIES - 2.7%
72,300	Duquesne Light Holdings Inc.	1,396,113

TOTAL COMMON STOCKS (Cost $27,247,153)		46,888,584

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS - 0.1%	Value*
$250,000	Campbell Resources, Inc. 7.5% CV 07/20/04	$24,500

TOTAL CORPORATE BONDS (Cost $250,000)		24,500

Number of
Shares	SHORT-TERM INVESTMENTS - 9.7%	Value*
2,532,251	Blackrock Provident Institutional Temp Cash Fund	2,532,251
2,532,251	Blackrock Provident Institutional Federal Fund	2,532,251

TOTAL SHORT-TERM INVESTMENTS (Cost $5,064,502)		5,064,502

TOTAL INVESTMENTS (Cost $32,561,655) - 99.9%		51,977,586

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,593

NET ASSETS - 100%		$52,028,179

BERWYN FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS - 90.1%	Value*

	AEROSPACE / DEFENSE - 2.2%
53,141	Ducommun Inc. +	$1,136,155

	APPLICATIONS SOFTWARE - 2.2%
79,086	EPIQ Systems, Inc. +	1,143,583

	COMMERCIAL PRINTING - 6.0%
33,950	Courier Corp.	1,407,906
88,700	Ennis Business Forms, Inc.	1,729,650
		3,137,556
	COMPUTER & PERIPHERALS - 1.9%
66,649	Printronix, Inc. +	982,406

	CONSUMER PRODUCTS - 5.3%
44,000	Kenneth Cole Productions, Inc.	1,507,880
69,400	Russell Corp.	1,246,424
		2,754,304
	ELECTRONIC PRODUCTS - 2.3%
41,700	Barnes Group, Inc.	1,208,466

	FURNITURE MANUFACTURING - 1.8%
52,323	La-Z-Boy, Inc.	940,767

	HEALTH CARE - 5.9%
44,000	Lifepoint Hospitals, Inc. +	1,636,360
54,600	Rehabcare Group, Inc. +	1,453,998
		3,090,358
	INSURANCE - 6.7%
86,070	FPIC Insurance Group, Inc. +	2,137,979
56,970	Odyssey RE Holdings Corp.	1,367,280
		3,505,259
	MACHINERY MANUFACTURING - 3.6%
50,750	Hardinge, Inc.	597,835
36,744	Terex Corp. +	1,254,073
		1,851,908
	MANUFACTURED HOUSING - 4.6%
51,700	Drew Industries, Inc. +	2,104,190
30,000	Patrick Industries, Inc. +	300,000
		2,404,190
	MEDICAL PRODUCTS & SERVICES - 4.3%
190,426	Quidel Corp. +	1,121,609
38,500	Vital Signs, Inc.	1,103,410
		2,225,019

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	METALS & MINING - 5.1%
13,800	Impala Platinum Holdings Ltd. - SP ADR	$261,572
123,250	Westmoreland Coal Co. + **	2,397,213
		2,658,785
	OIL & GAS EXPLORATION & PRODUCTION - 9.9%
51,000	Berry Petroleum Co.	1,499,910
97,400	Callon Petroleum Co. +	1,388,924
78,100	Southwestern Energy Co. +	2,239,127
		5,127,961
	OIL & GAS SERVICES - 2.5%
60,814	Gulf Island Fabrication, Inc.	1,315,407

	OIL REFINING - 2.9%
71,444	Frontier Oil Corp.	1,513,898

	PRECISION INSTRUMENTS - 5.1%
41,870	Esterline Technology Corp. +	1,236,421
60,900	MTS Systems Corp.	1,428,105
		2,664,526
	REAL ESTATE INVESTMENT TRUSTS - 2.7%
150,100	Equity Inns, Inc.	1,394,429

	RESTAURANTS - 2.5%
36,800	IHOP Corp.	1,315,968

	RETAIL INDUSTRY - 3.1%
56,200	Blair Corp.	1,624,180

	SPECIALTY CHEMICALS - 2.7%
114,000	Hercules, Inc.	1,389,660

	TEXTILES - 0.7%
28,949	Dixie Group, Inc. +	341,888

	TRANSPORTATION - 3.4%
44,300	Yellow Corp. +	1,765,798

	UTILITIES - 2.7%
72,300	Duquesne Light Holdings Inc.	1,396,113

TOTAL COMMON STOCKS (Cost $27,247,153)		46,888,584

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS - 0.1%	Value*
$250,000	Campbell Resources, Inc. 7.5% CV 07/20/04	$24,500

TOTAL CORPORATE BONDS (Cost $250,000)		24,500

Number of
Shares	SHORT-TERM INVESTMENTS - 9.7%	Value*
2,532,251	Blackrock Provident Institutional Temp Cash Fund	2,532,251
2,532,251	Blackrock Provident Institutional Federal Fund	2,532,251

TOTAL SHORT-TERM INVESTMENTS (Cost $5,064,502)		5,064,502

TOTAL INVESTMENTS (Cost $32,561,655) - 99.9%		51,977,586

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,593

NET ASSETS - 100%		$52,028,179

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN INCOME FUND

SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN FUND

SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN CORNERSTONE FUND

		SIX MONTHS		YEAR		05/01/02**
		ENDED		ENDED		THROUGH
		6/30/04		12/31/03		12/31/02

	Net Asset Value, Beginning of Period	$11.58		$9.89		$10.00

	Income (Loss) from Investment Operations:
	Net Investment Loss	(0.03)		(0.05)		(0.02)	#
	Net Realized and Unrealized Gains (Losses)
	on Securities	0.53		1.74		(0.09)	#

	Total Income (Loss) from Investment Operations	0.50		1.69		(0.11)

	Net Asset Value, End of Period	$12.08		$11.58		$9.89

	Total Return	4.32%		17.09%		(1.10%)

	Ratios/Supplemental Data:
	Net Assets, End of Period	$1,625,511		$1,242,554		$540,064

	Ratio of Total Expenses to Average Net Assets	6.61%	*	11.30%		39.09%	*

	Ratio of Net Expenses to Average Net Assets	1.97%	*+	1.89%	+	1.62%	*+

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(5.14%)	*	(10.07%)		(38.30%)	*

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.50%)	*+	(0.66%)	+	(0.83%)	*+

	Portfolio Turnover Rate	3%		27%		18%

* Annualized
** Inception

+ After payment of expenses by the Advisor and waiver of the investment advisory fee (as noted in the Statement of Operations).

# Per share data was calculated using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS - 20.4%		Value*

	BANKING - 0.9%
117,300	First Commonwealth Financial of Pennsylvania		$1,521,381

	COMMERCIAL PRINTING - 1.3%
108,500	Ennis Business Forms, Inc.		2,115,750

	FOOD PRODUCTS - 1.0%
58,000	Conagra Foods, Inc.		1,570,640

	FURNITURE - 0.2%
18,900	La-Z-Boy, Inc.		339,822

	INTEGRATED OIL & GAS - 1.1%
19,000	ChevronTexaco Corp.		1,788,090

	METALS & MININ - 0.6%
51,264	Impala Platinum Holdings Ltd. - SP ADR		971,683

	OIL & GAS EXPLORATION & PRODUCTION - 0.5%
27,700	Berry Petroleum Co.		814,657

	PHARMACEUTICALS - 1.3%
51,000	GlaxoSmithKline PLC SP ADR		2,114,460

	REAL ESTATE INVESTMENT TRUSTS - 2.5%
29,150	Hospitality Properties Trust		1,233,045
35,800	Mid-America Apartment Communities, Inc.		1,356,462
52,700	Town & Country Trust		1,330,148
			3,919,655
	SPECIALTY CHEMICALS - 1.5%
11,700	Hawkins, Inc.		139,932
61,500	Lubrizol Corp.		2,252,130
			2,392,062
	TELECOMMUNICATIONS SERVICES - 2.1%
73,900	Bellsouth Corp.		1,937,658
71,816	North Pittsburgh Systems, Inc.		1,431,293
			3,368,951

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND

STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)		Value*

	UTILITIES - 7.4%
64,100	Atmos Energy Corp.		$1,640,319
29,000	Cinergy Corp.		1,102,000
75,700	Cleco Corp.		1,361,086
40,000	Duquesne Light Holdings, Inc.		772,400
19,000	Hawaiian Electric Industries		495,900
46,400	Laclede Gas Co.		1,271,824
88,400	Puget Energy, Inc.		1,936,844
37,200	Sempra Energy		1,280,796
79,100	Vectren Corp.		1,984,619
			11,845,788

TOTAL COMMON STOCKS (Cost $26,091,832)			32,762,939

Number of
Shares	PREFERRED STOCKS - 4.6%		Value*

	APPAREL - 0.6%
34,400	Tommy Hilfiger Corp. PFD A		888,208

	BANKING - 0.3%
21,100	Household Finance Corp. PFD		527,500

	OIL & GAS EXPLORATION & PRODUCTION - 0.6%
27,665	Callon Petroleum Co. PFD A CV		899,113

	REAL ESTATE INVESTMENT TRUSTS - 2.1%
29,400	Brandywine Realty Trust PFD D		714,420
21,500	Equity Inns, Inc. PFD B		539,650
6,200	Health Care REIT, Inc. PFD D		155,310
31,900	Highwoods Properties, Inc. PFD B		780,912
9,100	Hospitality Properties Trust PFD B		239,785
38,000	Prologis Trust PFD F		879,700
			3,309,777
	TELECOMMUNICATIONS EQUIPMENT - 0.7%
45,800	Telephone and Data Systems PFD A		1,148,206

	UTILITIES - 0.3%
5,000	Southern California Edison PFD		500,937

TOTAL PREFERRED STOCKS (Cost $7,119,256)			7,273,741

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS - 66.9%		Value*
		$
	AUTO & AUTOMOTIVE PARTS - 2.0%
2,000,000	General Motors Corp. 7.20% 01/15/11		2,095,590
988,000	Hertz Corp. 6.50% 05/15/06		1,028,402
			3,123,992
	BEVERAGES - ALCOHOL - 1.4%
175,000	Constellation Brands, Inc. 8.00% 02/15/08		188,125
2,000,000	Constellation Brands, Inc. 8.125% 01/15/12		2,130,000
			2,318,125
	CHEMICALS - 0.6%
1,000,000	Union Carbide Corp. 6.70% 01/01/09		1,000,000

	COMPUTERS & PERIPHERALS - 2.6%
2,035,000	Unisys Corp. 6.875% 03/15/10		2,096,050
2,000,000	Unisys Corp. 8.125% 06/01/06		2,125,000
			4,221,050
	CONSUMER SERVICES - 0.7%
1,000,000	Cendant Corp. 6.25% 03/15/10		1,063,922

	CONSUMER STAPLES - 2.0%
1,425,000	Service Corp. International 6.50% 03/15/08		1,425,000
1,000,000	Service Corp. International 7.20% 06/01/06		1,042,500
730,000	Service Corp. International 7.70% 04/15/09		748,250
			3,215,750
	ELECTRICAL EQUIPMENT - 2.5%
3,803,000	Thomas and Betts Corp. 6.50% 01/15/06		3,946,594

	ENERGY SERVICES - 0.7%
1,223,000	Offshore Logistics, Inc. 6.125% 06/15/13		1,161,850

	FINANCE - 3.9%
1,195,000	CIT Group Holdings, Inc. 4.75% 12/15/10		1,172,583
2,000,000	CIT Group Holdings, Inc. 5.00% 02/13/14		1,890,754
1,000,000	Ford Motor Credit Corp. 7.375% 10/28/09		1,067,226
2,000,000	General Motors Acceptance Corp. 6.125% 08/28/07		2,086,914
			6,217,477
	EQUIPMENT RENTAL -1.4%
2,200,000	Rent-A-Center, Inc. 7.50% 05/01/10		2,255,000

	FINANCE - BROKERAGE SERVICES -0.9%
1,500,000	Bear Stearns Co., Inc. 3.25% 03/25/09		1,418,633

	HEALTHCARE SERVICES -3.1%
2,800,000	Humana Inc. 6.30% 08/01/18		2,769,007
2,350,000	Province Healthcare Co. 7.50% 06/01/13		2,267,750
			5,036,757
The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	HOTEL & GAMING -3.7%
271,000	Hilton Hotels Corp. 7.20% 12/15/09		$287,260
1,575,000	Hilton Hotels Corp. 7.625% 12/1/12		1,693,125
3,000,000	Mirage Resorts, Inc. 5.875% 02/27/14		2,718,750
1,110,000	Mirage Resorts, Inc. 6.75% 08/01/07		1,146,075
			5,845,210
	INFORMATION SERVICES -1.3%
2,000,000	Equifax Inc. 6.90% 07/01/28		2,018,726

	INSURANCE -2.3%
1,439,000	CNA Financial Corp. 6.50% 04/15/05		1,477,223
1,156,000	CNA Financial Corp. 6.60% 12/15/08		1,219,097
1,000,000	CNA Financial Corp. 6.75% 11/15/06		1,058,606
			3,754,926
	INTEGRATED OIL & GAS -2.2%
1,991,000	Marathon Oil Corp. 8.125% 07/15/23		2,338,868
1,175,000	ConocoPhillips Petroleum Co. 7.125% 03/15/28		1,226,179
			3,565,047
	MEDICAL PRODUCTS & SERVICES -5.6%
2,151,000	AmerisourceBergen Corp. 8.125% 09/01/08		2,317,703
1,966,000	Bausch & Lomb, Inc. 6.75% 12/15/04		1,997,248
2,305,000	Bausch & Lomb, Inc. 6.95% 11/15/07		2,453,315
2,265,000	Omnicare, Inc. CV 6.125% 06/01/13		2,163,075
20,000	Omnicare, Inc. CV 8.125% 03/15/11		21,400
			8,952,741
	METAL FABRICATION -1.3%
2,000,000	Alcoa, Inc. 6.00% 01/15/12		2,114,696

	METALS AND MINING -0.0%
500,000	Campbell Resources, Inc. CV 7.50% 07/20/04		49,000

	REAL ESTATE INVESTMENT TRUSTS -2.3%
1,972,000	Health Care REIT, Inc. 7.50% 08/15/07		2,171,462
1,270,000	Health Care REIT, Inc. 8.00% 09/12/12		1,426,248
			3,597,710
	RESTAURANTS -1.4%
2,087,000	Tricon Global Restaurants, Inc. 8.50% 4/15/06		2,269,345

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	RETAIL INDUSTRY -5.7%
1,015,000	J.C. Penney Co., Inc. 6.00% 05/01/06		$1,026,419
1,500,000	J.C. Penney Co., Inc. 8.00% 03/01/10		1,676,250
500,000	Rite Aid Corp. 6.00% 12/15/05		500,000
2,400,000	Rite Aid Corp. 7.125% 01/15/07		2,454,000
1,730,000	Rite Aid Corp. 7.625% 04/15/05		1,773,250
1,640,000	Saks, Inc. 7.50% 12/01/10		1,705,600
			9,135,519
	SPECIALTY CHEMICALS -0.9%
1,360,000	Lubrizol Corp. 5.875% 12/01/08		1,372,221

	TELECOMMUNICATIONS SERVICES -7.1%
1,000,000	AT&T Corp. 7.30% 11/15/11		1,026,724
281,000	AT&T Corp. 7.75% 03/01/07		301,551
1,000,000	Bellsouth Corp. 6.875% 10/15/31		1,041,709
1,456,000	Comcast Corp. 5.30% 1/15/14		1,401,515
1,776,000	GTE Northwest, Inc. 6.30% 06/01/10		1,858,681
1,617,000	Sprint Capital Corp. 6.125% 11/15/08		1,699,659
1,000,000	Sprint Capital Corp. 6.875% 11/15/28		961,247
1,500,000	Sprint Corp. 8.375% 03/15/12		1,723,994
1,225,000	TCI Communications, Inc. 7.875% 2/15/26		1,382,465
			11,397,545
	TOYS -1.3%
2,035,000	Hasbro, Inc. 6.15% 07/15/08		2,131,662

	TRANSPORTATION -1.9%
2,810,000	Southwest Airlines, Inc. 6.50% 03/01/12		2,984,948

	UTILITIES -6.6%
2,365,000	Black Hills Corp. 6.50% 05/15/13		2,369,680
1,800,000	Constellation Energy Group 4.55% 06/15/15		1,603,795
1,000,000	Constellation Energy Group 7.00% 04/01/12		1,088,967
1,000,000	Edison International, Inc. 6.875% 04/30/07		1,000,000
850,000	Southern California Edison 7.625% 01/15/10		960,871
1,662,000	PSEG Power, Inc. 7.75% 04/15/11		1,882,263
1,500,000	PSI Energy Co. 6.52% 03/15/09		1,616,301
			10,521,877
	WHOLESALE FOODS -1.5%
2,500,000	Nash Finch Co. 8.50% 05/01/08		2,490,625

TOTAL CORPORATE BONDS (Cost $107,743,952)			107,180,948

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	SHORT-TERM INVESTMENTS -6.9%		Value*
5,559,504	Blackrock Provident Institutional Temp Cash Fund		$5,559,504
5,559,503	Blackrock Provident Institutional Federal Fund		5,559,503

TOTAL SHORT-TERM INVESTMENTS (Cost $11,119,007)			11,119,007

TOTAL INVESTMENTS (Cost $152,074,047) - 98.8%			158,336,635

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			1,863,132

NET ASSETS -100%			$160,199,767

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -20.4%		Value*

	BANKING -0.9%
117,300	First Commonwealth Financial of Pennsylvania		$1,521,381

	COMMERCIAL PRINTING -1.3%
108,500	Ennis Business Forms, Inc.		2,115,750

	FOOD PRODUCTS -1.0%
58,000	Conagra Foods, Inc.		1,570,640

	FURNITURE -0.2%
18,900	La-Z-Boy, Inc.		339,822

	INTEGRATED OIL & GAS -1.1%
19,000	ChevronTexaco Corp.		1,788,090

	METALS & MINING -0.6%
51,264	Impala Platinum Holdings Ltd. - SP ADR		971,683

	OIL & GAS EXPLORATION & PRODUCTION -0.5%
27,700	Berry Petroleum Co.		814,657

	PHARMACEUTICALS -1.3%
51,000	GlaxoSmithKline PLC SP ADR		2,114,460

	REAL ESTATE INVESTMENT TRUSTS -2.5%
29,150	Hospitality Properties Trust		1,233,045
35,800	Mid-America Apartment Communities, Inc.		1,356,462
52,700	Town & Country Trust		1,330,148
			3,919,655
	SPECIALTY CHEMICALS -1.5%
11,700	Hawkins, Inc.		139,932
61,500	Lubrizol Corp.		2,252,130
			2,392,062
	TELECOMMUNICATIONS SERVICES -2.1%
73,900	Bellsouth Corp.		1,937,658
71,816	North Pittsburgh Systems, Inc.		1,431,293
			3,368,951

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)		Value*

	UTILITIES -7.4%
64,100	Atmos Energy Corp.		$1,640,319
29,000	Cinergy Corp.		1,102,000
75,700	Cleco Corp.		1,361,086
40,000	Duquesne Light Holdings, Inc.		772,400
19,000	Hawaiian Electric Industries		495,900
46,400	Laclede Gas Co.		1,271,824
88,400	Puget Energy, Inc.		1,936,844
37,200	Sempra Energy		1,280,796
79,100	Vectren Corp.		1,984,619
			11,845,788

TOTAL COMMON STOCKS (Cost $26,091,832)			32,762,939

Number of
Shares	PREFERRED STOCKS -4.6%		Value*

	APPAREL -0.6%
34,400	Tommy Hilfiger Corp. PFD A		888,208

	BANKING -0.3%
21,100	Household Finance Corp. PFD		527,500

	OIL & GAS EXPLORATION & PRODUCTION -0.6%
27,665	Callon Petroleum Co. PFD A CV		899,113

	REAL ESTATE INVESTMENT TRUSTS -2.1%
29,400	Brandywine Realty Trust PFD D		714,420
21,500	Equity Inns, Inc. PFD B		539,650
6,200	Health Care REIT, Inc. PFD D		155,310
31,900	Highwoods Properties, Inc. PFD B		780,912
9,100	Hospitality Properties Trust PFD B		239,785
38,000	Prologis Trust PFD F		879,700
			3,309,777
	TELECOMMUNICATIONS EQUIPMENT -0.7%
45,800	Telephone and Data Systems PFD A		1,148,206

	UTILITIES -0.3%
5,000	Southern California Edison PFD		500,937

TOTAL PREFERRED STOCKS (Cost $7,119,256)			7,273,741

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS -66.9%		Value*
		$
	AUTO & AUTOMOTIVE PARTS -2.0%
2,000,000	General Motors Corp. 7.20% 01/15/11		2,095,590
988,000	Hertz Corp. 6.50% 05/15/06		1,028,402
			3,123,992
	BEVERAGES - ALCOHOL -1.4%
175,000	Constellation Brands, Inc. 8.00% 02/15/08		188,125
2,000,000	Constellation Brands, Inc. 8.125% 01/15/12		2,130,000
			2,318,125
	CHEMICALS -0.6%
1,000,000	Union Carbide Corp. 6.70% 01/01/09		1,000,000

	COMPUTERS & PERIPHERALS -2.6%
2,035,000	Unisys Corp. 6.875% 03/15/10		2,096,050
2,000,000	Unisys Corp. 8.125% 06/01/06		2,125,000
			4,221,050
	CONSUMER SERVICES -0.7%
1,000,000	Cendant Corp. 6.25% 03/15/10		1,063,922

	CONSUMER STAPLES -2.0%
1,425,000	Service Corp. International 6.50% 03/15/08		1,425,000
1,000,000	Service Corp. International 7.20% 06/01/06		1,042,500
730,000	Service Corp. International 7.70% 04/15/09		748,250
			3,215,750
	ELECTRICAL EQUIPMENT -2.5%
3,803,000	Thomas and Betts Corp. 6.50% 01/15/06		3,946,594

	ENERGY SERVICES -0.7%
1,223,000	Offshore Logistics, Inc. 6.125% 06/15/13		1,161,850

	FINANCE -3.9%
1,195,000	CIT Group Holdings, Inc. 4.75% 12/15/10		1,172,583
2,000,000	CIT Group Holdings, Inc. 5.00% 02/13/14		1,890,754
1,000,000	Ford Motor Credit Corp. 7.375% 10/28/09		1,067,226
2,000,000	General Motors Acceptance Corp. 6.125% 08/28/07		2,086,914
			6,217,477
	EQUIPMENT RENTAL -1.4%
2,200,000	Rent-A-Center, Inc. 7.50% 05/01/10		2,255,000

	FINANCE - BROKERAGE SERVICES -0.9%
1,500,000	Bear Stearns Co., Inc. 3.25% 03/25/09		1,418,633

	HEALTHCARE SERVICES -3.1%
2,800,000	Humana Inc. 6.30% 08/01/18		2,769,007
2,350,000	Province Healthcare Co. 7.50% 06/01/13		2,267,750
			5,036,757
The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	HOTEL & GAMING -3.7%
271,000	Hilton Hotels Corp. 7.20% 12/15/09		$287,260
1,575,000	Hilton Hotels Corp. 7.625% 12/1/12		1,693,125
3,000,000	Mirage Resorts, Inc. 5.875% 02/27/14		2,718,750
1,110,000	Mirage Resorts, Inc. 6.75% 08/01/07		1,146,075
			5,845,210
	INFORMATION SERVICES -1.3%
2,000,000	Equifax Inc. 6.90% 07/01/28		2,018,726

	INSURANCE -2.3%
1,439,000	CNA Financial Corp. 6.50% 04/15/05		1,477,223
1,156,000	CNA Financial Corp. 6.60% 12/15/08		1,219,097
1,000,000	CNA Financial Corp. 6.75% 11/15/06		1,058,606
			3,754,926
	INTEGRATED OIL & GAS -2.2%
1,991,000	Marathon Oil Corp. 8.125% 07/15/23		2,338,868
1,175,000	ConocoPhillips Petroleum Co. 7.125% 03/15/28		1,226,179
			3,565,047
	MEDICAL PRODUCTS & SERVICES -5.6%
2,151,000	AmerisourceBergen Corp. 8.125% 09/01/08		2,317,703
1,966,000	Bausch & Lomb, Inc. 6.75% 12/15/04		1,997,248
2,305,000	Bausch & Lomb, Inc. 6.95% 11/15/07		2,453,315
2,265,000	Omnicare, Inc. CV 6.125% 06/01/13		2,163,075
20,000	Omnicare, Inc. CV 8.125% 03/15/11		21,400
			8,952,741
	METAL FABRICATION -1.3%
2,000,000	Alcoa, Inc. 6.00% 01/15/12		2,114,696

	METALS AND MINING -0.0%
500,000	Campbell Resources, Inc. CV 7.50% 07/20/04		49,000

	REAL ESTATE INVESTMENT TRUSTS -2.3%
1,972,000	Health Care REIT, Inc. 7.50% 08/15/07		2,171,462
1,270,000	Health Care REIT, Inc. 8.00% 09/12/12		1,426,248
			3,597,710
	RESTAURANTS -1.4%
2,087,000	Tricon Global Restaurants, Inc. 8.50% 4/15/06		2,269,345

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	RETAIL INDUSTRY -5.7%
1,015,000	J.C. Penney Co., Inc. 6.00% 05/01/06		$1,026,419
1,500,000	J.C. Penney Co., Inc. 8.00% 03/01/10		1,676,250
500,000	Rite Aid Corp. 6.00% 12/15/05		500,000
2,400,000	Rite Aid Corp. 7.125% 01/15/07		2,454,000
1,730,000	Rite Aid Corp. 7.625% 04/15/05		1,773,250
1,640,000	Saks, Inc. 7.50% 12/01/10		1,705,600
			9,135,519
	SPECIALTY CHEMICALS -0.9%
1,360,000	Lubrizol Corp. 5.875% 12/01/08		1,372,221

	TELECOMMUNICATIONS SERVICES -7.1%
1,000,000	AT&T Corp. 7.30% 11/15/11		1,026,724
281,000	AT&T Corp. 7.75% 03/01/07		301,551
1,000,000	Bellsouth Corp. 6.875% 10/15/31		1,041,709
1,456,000	Comcast Corp. 5.30% 1/15/14		1,401,515
1,776,000	GTE Northwest, Inc. 6.30% 06/01/10		1,858,681
1,617,000	Sprint Capital Corp. 6.125% 11/15/08		1,699,659
1,000,000	Sprint Capital Corp. 6.875% 11/15/28		961,247
1,500,000	Sprint Corp. 8.375% 03/15/12		1,723,994
1,225,000	TCI Communications, Inc. 7.875% 2/15/26		1,382,465
			11,397,545
	TOYS -1.3%
2,035,000	Hasbro, Inc. 6.15% 07/15/08		2,131,662

	TRANSPORTATION -1.9%
2,810,000	Southwest Airlines, Inc. 6.50% 03/01/12		2,984,948

	UTILITIES -6.6%
2,365,000	Black Hills Corp. 6.50% 05/15/13		2,369,680
1,800,000	Constellation Energy Group 4.55% 06/15/15		1,603,795
1,000,000	Constellation Energy Group 7.00% 04/01/12		1,088,967
1,000,000	Edison International, Inc. 6.875% 04/30/07		1,000,000
850,000	Southern California Edison 7.625% 01/15/10		960,871
1,662,000	PSEG Power, Inc. 7.75% 04/15/11		1,882,263
1,500,000	PSI Energy Co. 6.52% 03/15/09		1,616,301
			10,521,877
	WHOLESALE FOODS -1.5%
2,500,000	Nash Finch Co. 8.50% 05/01/08		2,490,625

TOTAL CORPORATE BONDS (Cost $107,743,952)			107,180,948

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	SHORT-TERM INVESTMENTS -6.9%		Value*
5,559,504	Blackrock Provident Institutional Temp Cash Fund		$5,559,504
5,559,503	Blackrock Provident Institutional Federal Fund		5,559,503

TOTAL SHORT-TERM INVESTMENTS (Cost $11,119,007)			11,119,007

TOTAL INVESTMENTS (Cost $152,074,047) - 98.8%			158,336,635

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			1,863,132

NET ASSETS -100%			$160,199,767

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN CORNERSTONE FUND
		SIX MONTHS		YEAR		05/01/02**
		ENDED		ENDED		THROUGH
		6/30/04		12/31/03		12/31/02

	Net Asset Value, Beginning of Period	$11.58		$9.89		$10.00

	Income (Loss) from Investment Operations:
	Net Investment Loss	(0.03)		(0.05)		(0.02)	#
	Net Realized and Unrealized Gains (Losses)
	on Securities	0.53		1.74		(0.09)	#

	Total Income (Loss) from Investment Operations	0.50		1.69		(0.11)

	Net Asset Value, End of Period	$12.08		$11.58		$9.89

	Total Return	4.32%		17.09%		(1.10%)

	Ratios/Supplemental Data:
	Net Assets, End of Period	$1,625,511		$1,242,554		$540,064

	Ratio of Total Expenses to Average Net Assets	6.61%	*	11.30%		39.09%	*

	Ratio of Net Expenses to Average Net Assets	1.97%	*+	1.89%	+	1.62%	*+

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(5.14%)	*	(10.07%)		(38.30%)	*

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.50%)	*+	(0.66%)	+	(0.83%)	*+

	Portfolio Turnover Rate	3%		27%		18%

* Annualized
** Inception
+ After payment of expenses by the Advisor and waiver of the investment advisory fee (as noted in the Statement of Operations).

# Per share data was calculated using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN FUND

SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN INCOME FUND

SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -90.1%	Value*

	AEROSPACE / DEFENSE -2.2%
53,141	Ducommun Inc. +	$1,136,155

	APPLICATIONS SOFTWARE -2.2%
79,086	EPIQ Systems, Inc. +	1,143,583

	COMMERCIAL PRINTING -6.0%
33,950	Courier Corp.	1,407,906
88,700	Ennis Business Forms, Inc.	1,729,650
		3,137,556
	COMPUTER & PERIPHERALS -1.9%
66,649	Printronix, Inc. +	982,406

	CONSUMER PRODUCTS -5.3%
44,000	Kenneth Cole Productions, Inc.	1,507,880
69,400	Russell Corp.	1,246,424
		2,754,304
	ELECTRONIC PRODUCTS -2.3%
41,700	Barnes Group, Inc.	1,208,466

	FURNITURE MANUFACTURING -1.8%
52,323	La-Z-Boy, Inc.	940,767

	HEALTH CARE -5.9%
44,000	Lifepoint Hospitals, Inc. +	1,636,360
54,600	Rehabcare Group, Inc. +	1,453,998
		3,090,358
	INSURANCE -6.7%
86,070	FPIC Insurance Group, Inc. +	2,137,979
56,970	Odyssey RE Holdings Corp.	1,367,280
		3,505,259
	MACHINERY MANUFACTURING -3.6%
50,750	Hardinge, Inc.	597,835
36,744	Terex Corp. +	1,254,073
		1,851,908
	MANUFACTURED HOUSING -4.6%
51,700	Drew Industries, Inc. +	2,104,190
30,000	Patrick Industries, Inc. +	300,000
		2,404,190
	MEDICAL PRODUCTS & SERVICES -4.3%
190,426	Quidel Corp. +	1,121,609
38,500	Vital Signs, Inc.	1,103,410
		2,225,019

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	METALS & MINING -5.1%
13,800	Impala Platinum Holdings Ltd. - SP ADR	$261,572
123,250	Westmoreland Coal Co. + **	2,397,213
		2,658,785
	OIL & GAS EXPLORATION & PRODUCTION -9.9%
51,000	Berry Petroleum Co.	1,499,910
97,400	Callon Petroleum Co. +	1,388,924
78,100	Southwestern Energy Co. +	2,239,127
		5,127,961
	OIL & GAS SERVICES -2.5%
60,814	Gulf Island Fabrication, Inc.	1,315,407

	OIL REFINING -2.9%
71,444	Frontier Oil Corp.	1,513,898

	PRECISION INSTRUMENTS -5.1%
41,870	Esterline Technology Corp. +	1,236,421
60,900	MTS Systems Corp.	1,428,105
		2,664,526
	REAL ESTATE INVESTMENT TRUSTS -2.7%
150,100	Equity Inns, Inc.	1,394,429

	RESTAURANTS -2.5%
36,800	IHOP Corp.	1,315,968

	RETAIL INDUSTRY -3.1%
56,200	Blair Corp.	1,624,180

	SPECIALTY CHEMICALS -2.7%
114,000	Hercules, Inc.	1,389,660

	TEXTILES -0.7%
28,949	Dixie Group, Inc. +	341,888

	TRANSPORTATION -3.4%
44,300	Yellow Corp. +	1,765,798

	UTILITIES -2.7%
72,300	Duquesne Light Holdings Inc.	1,396,113

TOTAL COMMON STOCKS (Cost $27,247,153)		46,888,584

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS -0.1%	Value*
$250,000	Campbell Resources, Inc. 7.5% CV 07/20/04	$24,500

TOTAL CORPORATE BONDS (Cost $250,000)		24,500

Number of
Shares	SHORT-TERM INVESTMENTS -9.7%	Value*
2,532,251	Blackrock Provident Institutional Temp Cash Fund	2,532,251
2,532,251	Blackrock Provident Institutional Federal Fund	2,532,251

TOTAL SHORT-TERM INVESTMENTS (Cost $5,064,502)		5,064,502

TOTAL INVESTMENTS (Cost $32,561,655) - 99.9%		51,977,586

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,593

NET ASSETS -100%		$52,028,179

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -80.6%	Value*

	AEROSPACE/DEFENSE -3.8%
625	General Dynamics Corp.	$62,063

	COMMERCIAL PRINTING -4.3%
2,120	RR Donnelley & Sons Corp.	70,002

	CONSUMER PRODUCTS -5.2%
1,360	Black & Decker Corp.	84,497

	ENERGY -4.4%
1,390	Noble Energy, Inc.	70,890

	FINANCIAL SERVICES -4.2%
1,455	Webster Financial Corp.	68,414

	FOOD PRODUCTS -3.6%
1,505	HJ Heinz Corp.	58,996

	FURNITURE MANUFACTURING -3.4%
1,540	Ethan Allen International, Inc.	55,301

	INFORMATION TECHNOLOGY -3.6%
4,155	Unisys Corp. +	57,671

	I-SHARES -5.8%
520	S&P 400 Midcap Value iShares	60,710
305	S&P 400 Midcap iShares	33,931
		94,641
	MEDICAL PRODUCTS AND SERVICES -4.1%
1,930	Baxter International, Inc.	66,604

	INTEGRATED OIL & GAS -4.0%
695	ChevronTexaco Corp.	65,407

	RESTAURANTS -4.1%
1,805	Yum Brands, Inc.	67,182

	RETAIL INDUSTRY -11.9%
460	Best Buy, Inc.	23,340
1,900	BJ's Wholesale Club, Inc.	47,500
9,980	Rite Aid Corp. +	52,096
1,800	Talbots, Inc.	70,470
		193,406

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	SPECIALTY CHEMICALS -4.3%
1,915	Lubrizol Corp.	$70,127

	TELECOMMUNICATIONS -0.5%
274	Comcast Corp.+	7,691

	TOYS -3.5%
3,100	Mattel, Inc.	56,575

	TRANSPORTATION -3.5%
1,745	CSX Corp.	57,184

	UTILITIES -6.4%
840	FPL Group, Inc.	53,718
1,150	Progress Energy, Inc.	50,658
		104,376

TOTAL COMMON STOCKS (Cost $1,097,143)		1,311,027

Number of
Shares	SHORT-TERM INVESTMENTS -19.3%	Value*
80,829	Blackrock Provident Institutional Temp Cash Fund	80,829
80,829	Blackrock Provident Institutional Federal Fund	80,829
151,987	PNC Money Market Account	151,987

TOTAL SHORT-TERM INVESTMENTS (Cost $313,645)		313,645

TOTAL INVESTMENTS (Cost $1,410,788) -99.9%		1,624,672

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		839

NET ASSETS -100%		$1,625,511

* See Note 2 to the Financial Statements
+ Non-Income Producing Security

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -80.6%	Value*

	AEROSPACE/DEFENSE -3.8%
625	General Dynamics Corp.	$62,063

	COMMERCIAL PRINTING -4.3%
2,120	RR Donnelley & Sons Corp.	70,002

	CONSUMER PRODUCTS -5.2%
1,360	Black & Decker Corp.	84,497

	ENERGY -4.4%
1,390	Noble Energy, Inc.	70,890

	FINANCIAL SERVICES -4.2%
1,455	Webster Financial Corp.	68,414

	FOOD PRODUCTS -3.6%
1,505	HJ Heinz Corp.	58,996

	FURNITURE MANUFACTURING -3.4%
1,540	Ethan Allen International, Inc.	55,301

	INFORMATION TECHNOLOGY -3.6%
4,155	Unisys Corp. +	57,671

	I-SHARES -5.8%
520	S&P 400 Midcap Value iShares	60,710
305	S&P 400 Midcap iShares	33,931
		94,641
	MEDICAL PRODUCTS AND SERVICES -4.1%
1,930	Baxter International, Inc.	66,604

	INTEGRATED OIL & GAS -4.0%
695	ChevronTexaco Corp.	65,407

	RESTAURANTS -4.1%
1,805	Yum Brands, Inc.	67,182

	RETAIL INDUSTRY -11.9%
460	Best Buy, Inc.	23,340
1,900	BJ's Wholesale Club, Inc.	47,500
9,980	Rite Aid Corp. +	52,096
1,800	Talbots, Inc.	70,470
		193,406

The accompanying notes are an integral part of these financial statements.

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	SPECIALTY CHEMICALS -4.3%
1,915	Lubrizol Corp.	$70,127

	TELECOMMUNICATIONS -0.5%
274	Comcast Corp.+	7,691

	TOYS -3.5%
3,100	Mattel, Inc.	56,575

	TRANSPORTATION -3.5%
1,745	CSX Corp.	57,184

	UTILITIES -6.4%
840	FPL Group, Inc.	53,718
1,150	Progress Energy, Inc.	50,658
		104,376

TOTAL COMMON STOCKS (Cost $1,097,143)		1,311,027

Number of
Shares	SHORT-TERM INVESTMENTS -19.3%	Value*
80,829	Blackrock Provident Institutional Temp Cash Fund	80,829
80,829	Blackrock Provident Institutional Federal Fund	80,829
151,987	PNC Money Market Account	151,987

TOTAL SHORT-TERM INVESTMENTS (Cost $313,645)		313,645

TOTAL INVESTMENTS (Cost $1,410,788) -99.9%		1,624,672

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		839

NET ASSETS -100%		$1,625,511

* See Note 2 to the Financial Statements
+ Non-Income Producing Security

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -90.1%	Value*

	AEROSPACE / DEFENSE -2.2%
53,141	Ducommun Inc. +	$1,136,155

	APPLICATIONS SOFTWARE -2.2%
79,086	EPIQ Systems, Inc. +	1,143,583

	COMMERCIAL PRINTING -6.0%
33,950	Courier Corp.	1,407,906
88,700	Ennis Business Forms, Inc.	1,729,650
		3,137,556
	COMPUTER & PERIPHERALS -1.9%
66,649	Printronix, Inc. +	982,406

	CONSUMER PRODUCTS -5.3%
44,000	Kenneth Cole Productions, Inc.	1,507,880
69,400	Russell Corp.	1,246,424
		2,754,304
	ELECTRONIC PRODUCTS -2.3%
41,700	Barnes Group, Inc.	1,208,466

	FURNITURE MANUFACTURING -1.8%
52,323	La-Z-Boy, Inc.	940,767

	HEALTH CARE -5.9%
44,000	Lifepoint Hospitals, Inc. +	1,636,360
54,600	Rehabcare Group, Inc. +	1,453,998
		3,090,358
	INSURANCE -6.7%
86,070	FPIC Insurance Group, Inc. +	2,137,979
56,970	Odyssey RE Holdings Corp.	1,367,280
		3,505,259
	MACHINERY MANUFACTURING -3.6%
50,750	Hardinge, Inc.	597,835
36,744	Terex Corp. +	1,254,073
		1,851,908
	MANUFACTURED HOUSING -4.6%
51,700	Drew Industries, Inc. +	2,104,190
30,000	Patrick Industries, Inc. +	300,000
		2,404,190
	MEDICAL PRODUCTS & SERVICES -4.3%
190,426	Quidel Corp. +	1,121,609
38,500	Vital Signs, Inc.	1,103,410
		2,225,019

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	METALS & MINING -5.1%
13,800	Impala Platinum Holdings Ltd. - SP ADR	$261,572
123,250	Westmoreland Coal Co. + **	2,397,213
		2,658,785
	OIL & GAS EXPLORATION & PRODUCTION -9.9%
51,000	Berry Petroleum Co.	1,499,910
97,400	Callon Petroleum Co. +	1,388,924
78,100	Southwestern Energy Co. +	2,239,127
		5,127,961
	OIL & GAS SERVICES -2.5%
60,814	Gulf Island Fabrication, Inc.	1,315,407

	OIL REFINING -2.9%
71,444	Frontier Oil Corp.	1,513,898

	PRECISION INSTRUMENTS -5.1%
41,870	Esterline Technology Corp. +	1,236,421
60,900	MTS Systems Corp.	1,428,105
		2,664,526
	REAL ESTATE INVESTMENT TRUSTS -2.7%
150,100	Equity Inns, Inc.	1,394,429

	RESTAURANTS -2.5%
36,800	IHOP Corp.	1,315,968

	RETAIL INDUSTRY -3.1%
56,200	Blair Corp.	1,624,180

	SPECIALTY CHEMICALS -2.7%
114,000	Hercules, Inc.	1,389,660

	TEXTILES -0.7%
28,949	Dixie Group, Inc. +	341,888

	TRANSPORTATION -3.4%
44,300	Yellow Corp. +	1,765,798

	UTILITIES -2.7%
72,300	Duquesne Light Holdings Inc.	1,396,113

TOTAL COMMON STOCKS (Cost $27,247,153)		46,888,584

The accompanying notes are an integral part of these financial statements.

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS -0.1%	Value*
$250,000	Campbell Resources, Inc. 7.5% CV 07/20/04	$24,500

TOTAL CORPORATE BONDS (Cost $250,000)		24,500

Number of
Shares	SHORT-TERM INVESTMENTS -9.7%	Value*
2,532,251	Blackrock Provident Institutional Temp Cash Fund	2,532,251
2,532,251	Blackrock Provident Institutional Federal Fund	2,532,251

TOTAL SHORT-TERM INVESTMENTS (Cost $5,064,502)		5,064,502

TOTAL INVESTMENTS (Cost $32,561,655) - 99.9%		51,977,586

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,593

NET ASSETS -100%		$52,028,179

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN INCOME FUND
SIX MONTHS
	ENDED			YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$11.74		$10.64	$10.32	$9.76	$10.00	$10.72

Income (Loss) from Investment Operations:
Net Investment Income	0.27		0.57	0.62	0.74	0.83	0.91
Net Realized and Unrealized Gains
(Losses) on Securities	(0.18)		1.12	0.33	0.60	(0.25)	(0.81)

Total Income from Investment Operations	0.09		1.69	0.95	1.34	0.58	0.10

Less Distributions:
From Net Investment Income	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Total Distributions	(0.28)		(0.59)	(0.63)	(0.78)	(0.82)	(0.82)

Net Asset Value, End of Period	$11.55		$11.74	$10.64	$10.32	$9.76	$10.00

Total Return	0.74%		16.23%	9.38%	14.12%	6.05%	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,200		$135,385	$79,146	$48,341	$42,010	$57,341

Ratio of Total Expenses to Average Net Assets	0.63%	*	0.67%	0.71%	0.69%	0.94%	0.77%

Ratio of Net Investment Income
To Average Net Assets	4.96%	*	5.32%	6.16%	7.91%	7.97%	6.92%

Portfolio Turnover Rate	27%		54%	39%	50%	12%	7%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN FUND
SIX MONTHS
	ENDED		YEAR ENDED
	6/30/04		12/31/03	12/31/02	12/31/01	12/31/00	12/31/99

Net Asset Value, Beginning of Period	$24.78		$17.23	$20.07	$16.52	$16.18	$16.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.03)	0.05	0.30	(0.06)	(0.08)
Net Realized and Unrealized Gains (Losses)
on Securities	2.09		8.66	(1.43)	4.46	0.40	(0.70)

Total Income (Loss) from Investment Operations	2.08		8.63	(1.38)	4.76	0.34	(0.78)

Less Distributions:
From Net Investment Income	-		-	(0.06)	(0.24)	-	-
From Net Realized Gains	-		(1.08)	(1.40)	(0.97)	-	-

Total Distributions	-		(1.08)	(1.46)	(1.21)	-	-

Net Asset Value, End of Period	$26.86		$24.78	$17.23	$20.07	$16.52	$16.18

Total Return	8.39%		50.01%	(6.88%)	28.93%	2.10%	(4.60%)

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,028		$51,784	$32,279	$43,960	$26,947	$39,310

Ratio of Total Expenses to Average Net Assets	1.25%	*	1.41%	1.29%	1.24%	1.64%	1.39%

Ratio of Net Investment Income (Loss)
To Average Net Assets	(0.11%)	*	(0.13%)	0.25%	1.32%	(0.32%)	(0.39%)

Portfolio Turnover Rate	11%		23%	32%	37%	16%	6%

* Annualized

The accompanying notes are an integral part of these financial statements.

THE BERWYN FUNDS - FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
(Unaudited)

BERWYN CORNERSTONE FUND
		SIX MONTHS		YEAR		05/01/02**
		ENDED		ENDED		THROUGH
		6/30/04		12/31/03		12/31/02

	Net Asset Value, Beginning of Period	$11.58		$9.89		$10.00

	Income (Loss) from Investment Operations:
	Net Investment Loss	(0.03)		(0.05)		(0.02)	#
	Net Realized and Unrealized Gains (Losses)
	on Securities	0.53		1.74		(0.09)	#

	Total Income (Loss) from Investment Operations	0.50		1.69		(0.11)

	Net Asset Value, End of Period	$12.08		$11.58		$9.89

	Total Return	4.32%		17.09%		(1.10%)

	Ratios/Supplemental Data:
	Net Assets, End of Period	$1,625,511		$1,242,554		$540,064

	Ratio of Total Expenses to Average Net Assets	6.61%	*	11.30%		39.09%	*

	Ratio of Net Expenses to Average Net Assets	1.97%	*+	1.89%	+	1.62%	*+

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(5.14%)	*	(10.07%)		(38.30%)	*

	Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.50%)	*+	(0.66%)	+	(0.83%)	*+

	Portfolio Turnover Rate	3%		27%		18%

* Annualized
** Inception
+ After payment of expenses by the Advisor and waiver of the investment advisory fee (as noted in the Statement of Operations).

# Per share data was calculated using average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS -20.4%		Value*

	BANKING -0.9%
117,300	First Commonwealth Financial of Pennsylvania		$1,521,381

	COMMERCIAL PRINTING -1.3%
108,500	Ennis Business Forms, Inc.		2,115,750

	FOOD PRODUCTS -1.0%
58,000	Conagra Foods, Inc.		1,570,640

	FURNITURE -0.2%
18,900	La-Z-Boy, Inc.		339,822

	INTEGRATED OIL & GAS -1.1%
19,000	ChevronTexaco Corp.		1,788,090

	METALS & MINING -0.6%
51,264	Impala Platinum Holdings Ltd. - SP ADR		971,683

	OIL & GAS EXPLORATION & PRODUCTION -0.5%
27,700	Berry Petroleum Co.		814,657

	PHARMACEUTICALS -1.3%
51,000	GlaxoSmithKline PLC SP ADR		2,114,460

	REAL ESTATE INVESTMENT TRUSTS -2.5%
29,150	Hospitality Properties Trust		1,233,045
35,800	Mid-America Apartment Communities, Inc.		1,356,462
52,700	Town & Country Trust		1,330,148
			3,919,655
	SPECIALTY CHEMICALS -1.5%
11,700	Hawkins, Inc.		139,932
61,500	Lubrizol Corp.		2,252,130
			2,392,062
	TELECOMMUNICATIONS SERVICES -2.1%
73,900	Bellsouth Corp.		1,937,658
71,816	North Pittsburgh Systems, Inc.		1,431,293
			3,368,951

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	COMMON STOCKS (Continued)		Value*

	UTILITIES -7.4%
64,100	Atmos Energy Corp.		$1,640,319
29,000	Cinergy Corp.		1,102,000
75,700	Cleco Corp.		1,361,086
40,000	Duquesne Light Holdings, Inc.		772,400
19,000	Hawaiian Electric Industries		495,900
46,400	Laclede Gas Co.		1,271,824
88,400	Puget Energy, Inc.		1,936,844
37,200	Sempra Energy		1,280,796
79,100	Vectren Corp.		1,984,619
			11,845,788

TOTAL COMMON STOCKS (Cost $26,091,832)			32,762,939

Number of
Shares	PREFERRED STOCKS -4.6%		Value*

	APPAREL -0.6%
34,400	Tommy Hilfiger Corp. PFD A		888,208

	BANKING -0.3%
21,100	Household Finance Corp. PFD		527,500

	OIL & GAS EXPLORATION & PRODUCTION -0.6%
27,665	Callon Petroleum Co. PFD A CV		899,113

	REAL ESTATE INVESTMENT TRUSTS -2.1%
29,400	Brandywine Realty Trust PFD D		714,420
21,500	Equity Inns, Inc. PFD B		539,650
6,200	Health Care REIT, Inc. PFD D		155,310
31,900	Highwoods Properties, Inc. PFD B		780,912
9,100	Hospitality Properties Trust PFD B		239,785
38,000	Prologis Trust PFD F		879,700
			3,309,777
	TELECOMMUNICATIONS EQUIPMENT -0.7%
45,800	Telephone and Data Systems PFD A		1,148,206

	UTILITIES -0.3%
5,000	Southern California Edison PFD		500,937

TOTAL PREFERRED STOCKS (Cost $7,119,256)			7,273,741

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS -66.9%		Value*
		$
	AUTO & AUTOMOTIVE PARTS -2.0%
2,000,000	General Motors Corp. 7.20% 01/15/11		2,095,590
988,000	Hertz Corp. 6.50% 05/15/06		1,028,402
			3,123,992
	BEVERAGES - ALCOHOL -1.4%
175,000	Constellation Brands, Inc. 8.00% 02/15/08		188,125
2,000,000	Constellation Brands, Inc. 8.125% 01/15/12		2,130,000
			2,318,125
	CHEMICALS -0.6%
1,000,000	Union Carbide Corp. 6.70% 01/01/09		1,000,000

	COMPUTERS & PERIPHERALS -2.6%
2,035,000	Unisys Corp. 6.875% 03/15/10		2,096,050
2,000,000	Unisys Corp. 8.125% 06/01/06		2,125,000
			4,221,050
	CONSUMER SERVICES -0.7%
1,000,000	Cendant Corp. 6.25% 03/15/10		1,063,922

	CONSUMER STAPLES -2.0%
1,425,000	Service Corp. International 6.50% 03/15/08		1,425,000
1,000,000	Service Corp. International 7.20% 06/01/06		1,042,500
730,000	Service Corp. International 7.70% 04/15/09		748,250
			3,215,750
	ELECTRICAL EQUIPMENT -2.5%
3,803,000	Thomas and Betts Corp. 6.50% 01/15/06		3,946,594

	ENERGY SERVICES -0.7%
1,223,000	Offshore Logistics, Inc. 6.125% 06/15/13		1,161,850

	FINANCE -3.9%
1,195,000	CIT Group Holdings, Inc. 4.75% 12/15/10		1,172,583
2,000,000	CIT Group Holdings, Inc. 5.00% 02/13/14		1,890,754
1,000,000	Ford Motor Credit Corp. 7.375% 10/28/09		1,067,226
2,000,000	General Motors Acceptance Corp. 6.125% 08/28/07		2,086,914
			6,217,477
	EQUIPMENT RENTAL -1.4%
2,200,000	Rent-A-Center, Inc. 7.50% 05/01/10		2,255,000

	FINANCE - BROKERAGE SERVICES -0.9%
1,500,000	Bear Stearns Co., Inc. 3.25% 03/25/09		1,418,633

	HEALTHCARE SERVICES -3.1%
2,800,000	Humana Inc. 6.30% 08/01/18		2,769,007
2,350,000	Province Healthcare Co. 7.50% 06/01/13		2,267,750
			5,036,757
The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	HOTEL & GAMING -3.7%
271,000	Hilton Hotels Corp. 7.20% 12/15/09		$287,260
1,575,000	Hilton Hotels Corp. 7.625% 12/1/12		1,693,125
3,000,000	Mirage Resorts, Inc. 5.875% 02/27/14		2,718,750
1,110,000	Mirage Resorts, Inc. 6.75% 08/01/07		1,146,075
			5,845,210
	INFORMATION SERVICES -1.3%
2,000,000	Equifax Inc. 6.90% 07/01/28		2,018,726

	INSURANCE -2.3%
1,439,000	CNA Financial Corp. 6.50% 04/15/05		1,477,223
1,156,000	CNA Financial Corp. 6.60% 12/15/08		1,219,097
1,000,000	CNA Financial Corp. 6.75% 11/15/06		1,058,606
			3,754,926
	INTEGRATED OIL & GAS -2.2%
1,991,000	Marathon Oil Corp. 8.125% 07/15/23		2,338,868
1,175,000	ConocoPhillips Petroleum Co. 7.125% 03/15/28		1,226,179
			3,565,047
	MEDICAL PRODUCTS & SERVICES -5.6%
2,151,000	AmerisourceBergen Corp. 8.125% 09/01/08		2,317,703
1,966,000	Bausch & Lomb, Inc. 6.75% 12/15/04		1,997,248
2,305,000	Bausch & Lomb, Inc. 6.95% 11/15/07		2,453,315
2,265,000	Omnicare, Inc. CV 6.125% 06/01/13		2,163,075
20,000	Omnicare, Inc. CV 8.125% 03/15/11		21,400
			8,952,741
	METAL FABRICATION -1.3%
2,000,000	Alcoa, Inc. 6.00% 01/15/12		2,114,696

	METALS AND MINING -0.0%
500,000	Campbell Resources, Inc. CV 7.50% 07/20/04		49,000

	REAL ESTATE INVESTMENT TRUSTS -2.3%
1,972,000	Health Care REIT, Inc. 7.50% 08/15/07		2,171,462
1,270,000	Health Care REIT, Inc. 8.00% 09/12/12		1,426,248
			3,597,710
	RESTAURANTS -1.4%
2,087,000	Tricon Global Restaurants, Inc. 8.50% 4/15/06		2,269,345

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Face
Amount	CORPORATE BONDS (Continued)		Value*

	RETAIL INDUSTRY -5.7%
1,015,000	J.C. Penney Co., Inc. 6.00% 05/01/06		$1,026,419
1,500,000	J.C. Penney Co., Inc. 8.00% 03/01/10		1,676,250
500,000	Rite Aid Corp. 6.00% 12/15/05		500,000
2,400,000	Rite Aid Corp. 7.125% 01/15/07		2,454,000
1,730,000	Rite Aid Corp. 7.625% 04/15/05		1,773,250
1,640,000	Saks, Inc. 7.50% 12/01/10		1,705,600
			9,135,519
	SPECIALTY CHEMICALS -0.9%
1,360,000	Lubrizol Corp. 5.875% 12/01/08		1,372,221

	TELECOMMUNICATIONS SERVICES -7.1%
1,000,000	AT&T Corp. 7.30% 11/15/11		1,026,724
281,000	AT&T Corp. 7.75% 03/01/07		301,551
1,000,000	Bellsouth Corp. 6.875% 10/15/31		1,041,709
1,456,000	Comcast Corp. 5.30% 1/15/14		1,401,515
1,776,000	GTE Northwest, Inc. 6.30% 06/01/10		1,858,681
1,617,000	Sprint Capital Corp. 6.125% 11/15/08		1,699,659
1,000,000	Sprint Capital Corp. 6.875% 11/15/28		961,247
1,500,000	Sprint Corp. 8.375% 03/15/12		1,723,994
1,225,000	TCI Communications, Inc. 7.875% 2/15/26		1,382,465
			11,397,545
	TOYS -1.3%
2,035,000	Hasbro, Inc. 6.15% 07/15/08		2,131,662

	TRANSPORTATION -1.9%
2,810,000	Southwest Airlines, Inc. 6.50% 03/01/12		2,984,948

	UTILITIES -6.6%
2,365,000	Black Hills Corp. 6.50% 05/15/13		2,369,680
1,800,000	Constellation Energy Group 4.55% 06/15/15		1,603,795
1,000,000	Constellation Energy Group 7.00% 04/01/12		1,088,967
1,000,000	Edison International, Inc. 6.875% 04/30/07		1,000,000
850,000	Southern California Edison 7.625% 01/15/10		960,871
1,662,000	PSEG Power, Inc. 7.75% 04/15/11		1,882,263
1,500,000	PSI Energy Co. 6.52% 03/15/09		1,616,301
			10,521,877
	WHOLESALE FOODS -1.5%
2,500,000	Nash Finch Co. 8.50% 05/01/08		2,490,625

TOTAL CORPORATE BONDS (Cost $107,743,952)			107,180,948

The accompanying notes are an integral part of these financial statements.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
JUNE 30, 2004

Number of
Shares	SHORT-TERM INVESTMENTS -6.9%		Value*
5,559,504	Blackrock Provident Institutional Temp Cash Fund		$5,559,504
5,559,503	Blackrock Provident Institutional Federal Fund		5,559,503

TOTAL SHORT-TERM INVESTMENTS (Cost $11,119,007)			11,119,007

TOTAL INVESTMENTS (Cost $152,074,047) - 98.8%			158,336,635

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			1,863,132

NET ASSETS -100%			$160,199,767

BERWYN FUNDS - NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
FOR THE PERIOD ENDED JUNE 30, 2004

NOTE 1 - ORGANIZATION
The Berwyn Funds is a Delaware Business Trust registered under the Investment Company Act of 1940, as amended, as an open-end management company.

Berwyn Fund is a portfolio series of The Berwyn Funds. The Fund's primary investment objective is long-term capital appreciation. For redemptions of capital shares of the Fund held less than six months, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed. Redemption fees are paid into the Fund and are included in its net assets for the benefit of the remaining shareholders.

Berwyn Income Fund is a portfolio series of The Berwyn Funds. The Fund's investment objective is to provide investors with current income while seeking to preserve capital. Certain of the Fund's investments are in corporate debt instruments; the ability of the issuers to meet these obligations may be affected by economic developments in their respective industries. For redemptions of capital shares of the Fund held less than six months, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed. Redemption fees are paid into the Fund and are included in its net assets for the benefit of the remaining shareholders.

Berwyn Cornerstone Fund is a portfolio series of The Berwyn Funds. The Fund's primary investment objective is long-term capital appreciation. For redemptions of capital shares of the Fund held less than six months, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed. Redemption fees are paid into the Fund and are included in its net assets for the benefit of the remaining shareholders.

NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Securities listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies and distribute substantially all of their taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income: For financial statement and reporting purposes, securities transactions are recorded on the trade date of purchase or sale. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on debt securities purchased are amortized to interest income over the lives of the respective securities.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreements, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund have agreed to pay The Killen Group, Inc. (the "Investment Advisor") an investment advisory fee at an annual rate of 1.0%, 0.5% and 1.0% of their average daily net assets, respectively. The Investment Advisor will only collect its fee from Berwyn Cornerstone Fund when such action does not cause Berwyn Cornerstone Fund's expense ratio to exceed 2% of its average net assets. Additionally, the Investment Advisor has agreed to pay the operational expenses of Berwyn Cornerstone Fund that exceed 2% of its average net assets, until such time that the Advisor determines that Berwyn Cornerstone Fund has sufficient assets to pay its expenses and maintain an expense ratio of 2% or less. For the period ended June 30, 2004 the Advisor has absorbed expenses in excess of the amount required to reduce Berwyn Cornerstone Fund's expense ratio to 2%. These additional reductions may not continue in the future.

The Investment Advisor and the Officers of the Investment Advisor, together with their families, owned 375,617 shares, 170,602 shares and 37,363 shares of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, at June 30, 2004.

During the six months ended June 30, 2004, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund paid $27,717, $40,502 and $1,079, respectively, in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Advisor, to execute certain portfolio transactions.

NOTE 4 - TAX MATTERS

The Funds distribute annually substantially all of their net investment income and any net realized capital gains. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, components of net assets are adjusted to reflect tax treatment in the period in which the differences arise.

The tax character of dividends paid during the six months ended June 30, 2004 were as follows:

Long Term
Ordinary Income Capital Gains Total
Berwyn Fund - - -
Berwyn Income Fund $3,805,522 - $3,805,522
Berwyn Cornerstone Fund - - -

At December 31, 2003, the Funds' most recent tax year end, the Funds' distributable earnings on a tax basis were as follows:
Undistributed Unrealized Total
Capital Loss Ordinary Appreciation Distributable
Carryforwards Income (Depreciation) Earnings
Berwyn Fund - - $18,656,264 $18,656,624
Berwyn Income Fund ($14,376,842) $ 119,341 $11,798,055 ($ 2,459,446)
Berwyn Cornerstone Fund | ($ 5,279) - $ 154,051 | |$ 148,772

The difference between book basis and tax basis distributable earnings, if any, is due primarily to the tax deferral of losses on wash sales and different book and tax treatment of certain bond discounts.

Capital loss carryforwards available to offset future capital gains, if any, are as follows:

Expiring Expiring Expiring Expiring Expiring
12/31/07 12/31/08 12/31/09 12/31/10 12/31/11 Total
Berwyn Income Fund $1,098,332 $6,630,778 $6,647,732 - - | $14,376,842
Berwyn Cornerstone Fund - - - $ 584 $ 4,695 $ 5,279

As a result of net operating losses, paid in capital and undistributed net investment income (loss) were adjusted as of June 30, 2004 as follows:
Increase (Decrease) in
Increase (Decrease) in Undistributed Net
Paid in Capital Investment Income (Loss)
Berwyn Fund | ($ | 53,630) $| 53,630
Berwyn Cornerstone Fund |($ 3,966) $ 3,966

At June 30, 2004, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

Federal Gross Gross Net Unrealized Market
Tax Cost Appreciation Depreciation Appreciation Value
Berwyn Fund $ 32,561,655 $20,405,229 ($ 989,298) $19,415,931 $ 51,977,586
Berwyn Income Fund $152,079,781 $ 9,478,111 | ($ 3,221,257) | $ 6,256,854 $158,336,635
Berwyn Cornerstone Fund $ 1,410,788 | |$ 218,003 ($ 4,119) | $ 213,884 $ 1,624,672

NOTE 5 - SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than U.S. Government securities and temporary cash investments, during the period ended June 30, 2004 are summarized below:

Six Months Ended June 30, 2004
Berwyn Fund Berwyn Income Fund Berwyn Cornerstone Fund
Purchases: $5,277,685 $62,052,866 $231,281
Sales::| $7,285,528 $39,500,620 $ 31,289

NOTE 6 - INVESTMENT IN AFFILIATE

As of June 30, 2004, the Berwyn Fund had an investment of $2,397,213 in Westmoreland Coal Co., which represented 4.6% of the net assets of the Fund. Robert E. Killen, the President of the Trust and an officer of the Advisor, also serves as a director of Westmoreland Coal Co. As such, the company is deemed to be an affiliate of the Trust as defined under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. The Berwyn Fund's investment activity in Westmoreland Coal is summarized as follows:

Realized Market
Shares Cost Proceeds Gain on Sales Value
Balance @ 12/31/03 132,150 $360,323 - - $2,312,625
Shares Sold 8,900 | $ 26,878 $184,246 $157,368 -
Balance @ 6/30/04 123,250 $333,445 - - $2,397,213

PROXY INFORMATION

The Funds' policies and procedures for voting proxies are available at the Funds' website www.theberwynfunds.com.
The Funds' proxy voting record for the period July 1,2003 to June 30,2004, is also available at the Funds' website.

SPECIAL MEETING OF SHAREHOLDERS OF BERWYN CORNERSTONE FUND SERIES

A Special Meeting of the Shareholders of Berwyn Cornerstone Fund Series (the "Series") was called by the Board of Trustees for March 26, 2004. The purpose of the meeting was to have the Shareholders approve an amendment to the Series investment policies. The original investment policies of the Series were to invest at least 80% of its net assets in common stocks under normal market conditions and up to 20% in fixed income securities. The Board of Trustees approved a change in the investment policies. Under the new investment policies, there would be no set minimum or maximum percentage for investment in common stocks or fixed income securities. The Series would still invest in equity and fixed income securities. The Investment Advisor to the Series, however, would determine the percentage of net assets to allocate based upon its assessment of the securities markets and economic conditions.

The record date for voting at the meeting was January 30, 2004. On that date, there were 108,650 shares of the Series outstanding. The proxies voted and returned to the Series represented 84,479 shares. All proxies were voted in favor of the amendment and it was approved.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE BERWYN FUNDS

By: (Signature and Title)   /s/ Robert E. Killen
                                      Robert E. Killen, President

Date: September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)   /s/ Robert E. Killen
                                          Robert E. Killen, President

Date: September 2, 2004

By: (Signature and Title)   /s/ Kevin M. Ryan
                                          Kevin M. Ryan, Treasurer

Date: September 2, 2004